Stockholders' Equity (Tables)	12 Months Ended
Jan. 31, 2016
Equity [Abstract]
Schedule Of Stock Activity
Stock activity excluding the ESPP is as follows:

		Options Outstanding
	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Balance as of January 31, 2015	30,789,538	29,458,361	$44.36
Increase in shares authorized:
2013 Equity Incentive Plan	39,148,364	0	0.00
2014 Inducement Equity Incentive Plan	231,871	0	0.00
Options granted under all plans	(7,119,327)	7,119,327	78.85
Restricted stock activity	(15,905,661)	0	0.00
Performance restricted stock units	(411,471)	0	0.00
Stock grants to board and advisory board members	(192,298)	0	0.00
Exercised	0	(8,188,987)	35.53
Plan shares expired	(1,791,011)	0	0.00
Canceled	2,129,903	(2,129,903)	46.87
Balance as of January 31, 2016	46,879,908	26,258,798	$56.26	$386,893,769
Vested or expected to vest		23,956,184	$54.97	$375,375,548
Exercisable as of January 31, 2016		9,763,563	$41.99	$254,557,559

Schedule Of Stock Options Outstanding
The following table summarizes information about stock options outstanding as of January 31, 2016:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
$0.86 to $37.95	4,555,639	2.0	$29.18	3,838,627	$28.42
$38.03 to $52.14	2,556,681	2.3	39.94	1,826,462	39.62
$52.30	3,800,524	4.8	52.30	1,852,072	52.30
$53.60 to $57.79	1,466,601	5.4	55.29	459,196	55.31
$59.34	6,313,261	5.8	59.34	1,739,344	59.34
$59.37 to $77.86	1,925,609	6.2	68.04	47,862	63.07
$80.99	5,640,483	6.8	80.99	0	0.00
	26,258,798	4.9	$56.26	9,763,563	$41.99

Schedule Of Restricted Stock Activity
Restricted stock activity is as follows:

	Restricted Stock Outstanding
	Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Balance as of January 31, 2014	24,653,578	$0.001
Granted- restricted stock units and awards	11,170,913	0.001
Canceled	(3,174,976)	0.001
Vested and converted to shares	(9,505,507)	0.001
Balance as of January 31, 2015	23,144,008	$0.001
Granted- restricted stock units and awards	9,736,623	0.001
Granted- performance stock units	191,382	0.001
Canceled	(2,715,332)	0.001
Vested and converted to shares	(9,062,096)	0.001
Balance as of January 31, 2016	21,294,585	$0.001	$1,449,309,455
Expected to vest	17,846,945		$1,214,663,077

Schedule Of Shares Of Common Stock Available For Future Issuance Under Stock Option Plans
The following number of shares of common stock were reserved and available for future issuance at January 31, 2016:

Options outstanding	26,258,798
Restricted stock awards and units and performance stock units outstanding	21,294,585
Stock available for future grant:
2013 Equity Incentive Plan	46,233,360
2014 Inducement Equity Incentive Plan	646,548
2004 Employee Stock Purchase Plan	6,844,796
Convertible senior notes	17,308,880
Warrants	17,308,880
135,895,847